Summary of Stock Option Activity (Detail) $ / shares in Units, $ in Thousands	12 Months Ended
Dec. 31, 2021 USD ($) $ / shares shares
Share-based Compensation Arrangement by Share-based Payment Award [Line Items]
Options, Outstanding beginning balance | shares	585,116
Options, Granted | shares	163,550
Options, Exercised | shares	(130,178)
Options, Forfeited | shares	(15,500)
Options, Expired | shares	(500)
Options, Outstanding ending balance | shares	602,488
Options, Exercisable | shares	105,665
Weighted-Average Exercise Price, Outstanding beginning balance | $ / shares	$ 174.83
Weighted-Average Exercise Price, Granted | $ / shares	276.41
Weighted-Average Exercise Price, Exercised | $ / shares	157.50
Weighted-Average Exercise Price, Forfeited | $ / shares	208.77
Weighted-Average Exercise Price, Expired | $ / shares	146.09
Weighted-Average Exercise Price, Outstanding ending balance | $ / shares	205.30
Weighted-Average Exercise Price, Exercisable | $ / shares	$ 168.77
Weighted-Average Remaining Contractual Term (in years), Outstanding	3 years 1 month 9 days
Weighted-Average Remaining Contractual Term (in years), Exercisable	1 year 11 months 12 days
Aggregate Intrinsic Value, Outstanding | $	$ 64,816
Aggregate Intrinsic Value, Exercisable | $	$ 15,227